Changes in accounting policies - Summary of leases under IFRS 16 (Detail) £ in Thousands	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of voluntary change in accounting policy [abstract]
Depreciation	£ 1,505
Interest expense	1,314
Foreign exchange gain	29
Income from sub-leasing right-of-use assets	£ 855